Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating lease commitments
Total future minimum payments under non-cancelable agreements for operating leases	¥ 11,877
Less than One Year	3,414
One to Three Years	8,433
Over Three Years	30
Purchase commitments
Total	72,739
Less than One Year	¥ 72,739